4. STOCK-BASED COMPENSATION (Details - Option activity) - Stock Options [Member]	9 Months Ended
Mar. 31, 2020 $ / shares shares
Number of Shares
Options outstanding, beginning	1,819,500
Options granted	315,000
Options expired or cancelled	(47,500)
Options exercised	(14,200)
Options outstanding, ending	2,072,800
Weighted Average Exercise Price
Weighted average exercise price, beginning price | $ / shares	$ 0.87
Weighted average exercise price, ending price | $ / shares	$ 0.95
Weighted Average Contractual Life
Weighted Average Contractual Life, beginning	7 years 18 days
Weighted Average Contractual Life, ending	6 years 9 months 25 days